Unaudited Reconciliations of Gaap and Non-Gaap Results - Adjusted EBITDA	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Unaudited Reconciliations Of Gaap And Non-Gaap Results [Line Items]
Net profit/(loss)	$ (38,414,200)	¥ (260,644,187)	¥ 37,133,644
Income tax expense	1,074,152	7,288,227	5,576,837
Interest expenses	2,257,715	15,318,820	1,173,379
Interest income	(915,007)	(6,208,417)	(675,860)
Foreign currency exchange loss, net			5,560
Other income	(320,211)	(2,172,663)	(1,162,890)
Unrealized gain/(loss) on digital assets	34,272,447	232,541,989	(27,566,664)
Depreciation and amortization	38,611	261,982	868,908
Share-based compensation	3,206,249	21,754,719	3,151,323
Adjusted EBITDA	$ 1,199,756	¥ 8,140,470	¥ 18,504,237